Share-based Payments - Schedule of Fair Value of Stock Options Granted (Details)	12 Months Ended
Mar. 31, 2026 JPY (¥) yr ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | ¥	¥ 1,998
Valuation method used	Monte-Carlo simulation
Fair value of share on grant date	¥ 3,393
47th Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | ¥	¥ 488
Valuation method used	Monte-Carlosimulation
Exercise price	¥ 1,300
Fair value of share on grant date	¥ 1,300
Exercise period | yr	10
Expected dividend yield	3.40%
Expected volatility	38.60%
Risk-free interest rate	1.30%
48th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | ¥	¥ 409
Valuation method used	Monte-Carlosimulation
Exercise price	¥ 1,300
Fair value of share on grant date	¥ 1,300
Exercise period | yr	10
Expected dividend yield	3.40%
Expected volatility	38.60%
Risk-free interest rate	1.30%
49th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | ¥	¥ 472
Valuation method used	Monte-Carlosimulation
Exercise price	¥ 1
Fair value of share on grant date	¥ 1,300
Exercise period | yr	20
Expected dividend yield	3.40%
Expected volatility	37.60%
Risk-free interest rate	2.10%